Commitments and Contingencies - Summary of Pre-Close Environmental Costs (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Contingencies And Commitments [Line Items]
Pre-Close Environmental Costs	$ 20.0	$ 20.0
Amount spent through May 31, 2013	(14.9)	(13.9)
Amount included as a component of reserves for environmental remediation costs in the consolidated balance sheet as of November 30, 2012	(3.5)	(4.5)
Remaining Pre-Close Environmental Costs	$ 1.6	$ 1.6